INVENTORIES	12 Months Ended
Mar. 31, 2024
Disclosure of Inventories [Abstract]
INVENTORIES	INVENTORIES

As at	March 31 2024	March 31 2023
Raw materials	$153,433	$138,792
Work in progress	98,245	84,401
Finished goods	44,202	33,673
	$295,880	$256,866
The amount charged to net income and included in cost of revenues for the write-down of inventories for valuation issues during the year ended March 31, 2024 was $15,980 (March 31, 2023 - $2,709). The amount of inventories carried at net realizable value as at March 31, 2024 was $6,904 (March 31, 2023 - $591). For the year ended March 31, 2024, the Company recognized expense related to cost of inventories of $1,024,143 (March 31, 2023 - $912,608) in cost of revenues in the consolidated statements of income.